Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Unrealized loss on derivative instruments (Note 28)	$ (51,751)	$ (9,584)
Interest income	23,949	17,640
Realized gain on derivative instruments	150	431
Gain on sale of the Tocantinzinho project (Note 8)	60,000	0
Other	6,702	5,708
Other income	$ 39,050	$ 14,195